IPP SOLAR PARKS, INVESTMENT PROPERTY (Details) $ in Thousands, ¥ in Millions		1 Months Ended		12 Months Ended
	Sep. 29, 2016 USD ($)	Feb. 28, 2017 JPY (¥)	Feb. 28, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Total
Impairment provided for the year				$ (4,541)	$ (5,221)	$ (2,151)
Loss on disposal of subsidiaries	$ 10,082			(1,288)	1,875	11,768
Tokyo Solar Electricity KK
Total
Sale price of subsidiary		¥ 9.3	$ 83
Loss on disposal of subsidiaries			$ (5)
IPP solar parks
Total
Property, plant and equipment at beginning of period				397,405	271,253
Property, plant and equipment at end of period				353,050	397,405	271,253
IPP solar parks | COST / gross amount
Total
Property, plant and equipment at beginning of period				445,820	298,437	300,027
Additions				42,723	146,799	45,470
Acquisition of subsidiaries						34,158
Transfer to investment property				(265)		(104)
Reclassified as held for sale				(62,035)		(60,667)
Disposal of subsidiaries				(3,471)	(1,503)	(18,407)
Disposals				(17,861)	(1,979)	(3,671)
Exchange adjustment				3,652	4,066	1,631
Property, plant and equipment at end of period				408,563	445,820	298,437
IPP solar parks | DEPRECIATION AND IMPAIRMENT
Total
Property, plant and equipment at beginning of period				(48,415)	(27,184)	(40,604)
Provided for the year				(19,414)	(14,272)	(14,208)
Reclassified as held for sale				(14,868)		25,983
Impairment provided for the year				(4,541)	(5,221)	(2,151)
Disposal of subsidiaries				1,056	19	1,560
Disposals				(1,459)		80
Exchange adjustment				(526)	(1,757)	2,156
Property, plant and equipment at end of period				(55,513)	(48,415)	(27,184)
Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development
Total
Property, plant and equipment at beginning of period				43,244	32,566
Property, plant and equipment at end of period				31,519	43,244	32,566
Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development | COST / gross amount
Total
Property, plant and equipment at beginning of period				52,631	36,476	37,359
Additions				41,953	36,589	42,895
Transfer to investment property						(104)
Reclassified as held for sale				(9,983)
Disposal of subsidiaries					(669)
Disposals				(5,328)	(1,979)
Transfer				(44,327)	(17,150)	(42,330)
Exchange adjustment				(117)	(636)	(1,344)
Property, plant and equipment at end of period				34,829	52,631	36,476
Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development | DEPRECIATION AND IMPAIRMENT
Total
Property, plant and equipment at beginning of period				(9,387)	(3,910)	(1,976)
Reclassified as held for sale				(7,862)
Impairment provided for the year				(1,785)	(5,120)	(2,151)
Exchange adjustment					(357)	217
Property, plant and equipment at end of period				(3,310)	(9,387)	(3,910)
Completed solar parks
Total
Property, plant and equipment at beginning of period				354,161	238,687
Property, plant and equipment at end of period				$ 321,531	$ 354,161	$ 238,687
Completed solar parks | Minimum
Total
Estimated useful lives				20 years	20 years	20 years
Completed solar parks | Maximum
Total
Estimated useful lives				30 years	30 years	30 years
Completed solar parks | COST / gross amount
Total
Property, plant and equipment at beginning of period				$ 393,189	$ 261,961	$ 262,668
Additions				770	110,210	2,575
Acquisition of subsidiaries						34,158
Transfer to investment property				(265)
Reclassified as held for sale				(52,052)		(60,667)
Disposal of subsidiaries				(3,471)	(834)	(18,407)
Disposals				(12,533)		(3,671)
Transfer				44,327	17,150	42,330
Exchange adjustment				3,769	4,702	2,975
Property, plant and equipment at end of period				373,734	393,189	261,961
Completed solar parks | DEPRECIATION AND IMPAIRMENT
Total
Property, plant and equipment at beginning of period				(39,028)	(23,274)	(38,628)
Provided for the year				(19,414)	(14,272)	(14,208)
Reclassified as held for sale				(7,006)		25,983
Impairment provided for the year				(2,756)	(101)
Disposal of subsidiaries				1,056	19	1,560
Disposals				(1,459)		80
Exchange adjustment				(526)	(1,400)	1,939
Property, plant and equipment at end of period				$ (52,203)	$ (39,028)	$ (23,274)